Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 607	$ 415	$ (52)
(Income) loss from discontinued operations, net of tax			(1)
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	405	514	533
Share-based compensation	133	88	52
Net (gain) loss on sale of assets	(10)	(2)	(20)
(Gain) loss on extinguishment of debt	3	114	161
Results relating to equity-accounted investees	(8)	(58)	27
Changes in operating assets and liabilities:
(Increase) decrease in receivables and other current assets	(109)	(35)	2
(Increase) decrease in inventories	(42)	(22)	(61)
Increase (decrease) in accounts payable and accrued liabilities	217	(76)	61
Decrease (increase) in other non-current assets	30	13	26
Exchange differences	246	(62)	(28)
Other items	(4)	2	22
Net cash provided by (used for) operating activities	1,468	891	722
Cash flows from investing activities:
Purchase of identified intangible assets	(36)	(35)	(29)
Capital expenditures on property, plant and equipment	(329)	(215)	(251)
Proceeds from disposals of property, plant and equipment	4	6	2
Proceeds from disposals of assets held for sale	6
Purchase of interests in businesses	(8)	(1)	(2)
Proceeds from sale of interests in businesses	1	3	26
Proceeds from return of equity investment		4	12
Other	(25)	(2)	(1)
Net cash provided by (used for) investing activities	(387)	(240)	(243)
Cash flows from financing activities:
Net (repayments) borrowings of short-term debt	(17)	(11)
Amounts drawn under the revolving credit facility	800	530	760
Repayments under the revolving credit facility	(950)	(610)	(530)
Repurchase of long-term debt	(92)	(2,429)	(1,676)
Principal payments on long-term debt	(15)	(18)	(20)
Proceeds from the issuance of long-term debt	1,150	2,251	967
Cash paid for debt issuance costs	(16)	(23)	(9)
Proceeds from the sale of warrants	134
Cash paid for Notes hedge derivatives	(208)
Dividends paid to non-controlling interests	(50)	(48)	(40)
Purchase of non-controlling interest shares		(12)
Cash proceeds from exercise of stock options	145	177	14
Purchase of treasury shares	(1,435)	(405)	(40)
Net cash provided by (used for) financing activities	(554)	(598)	(574)
Net cash provided by (used for) continuing operations	527	53	(95)
Cash flows from discontinued operations:
Net cash provided by (used for) operating activities	0	0	0
Net cash provided by (used for) investing activities			(45)
Net cash provided by (used for) financing activities	0	0	0
Net cash provided by (used for) discontinued operations			(45)
Net cash provided by (used for) continuing and discontinued operations	527	53	(140)
Effect of changes in exchange rates on cash positions	(12)		14
Increase (decrease) in cash and cash equivalents	515	53	(126)
Cash and cash equivalents at beginning of period	670	617	743
Cash and cash equivalents at end of period	$ 1,185	$ 670	$ 617